Segment Information - Property, Plant & Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 3,495	$ 3,094
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	775	588
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	686	603
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	786	719
Other European Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	80	83
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	6	6
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	494	428
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	231	200
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 436	$ 467